Employee-related expenditure - Number of employees (Details) - employee	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Number and average number of employees
Permanent employees	27,678	28,657	28,279
Non-permanent employees	463	416	351
Total number of employees	28,141	29,073	28,630